Interest Expense and Related Charges (Contractual Interest Expense on Pre-Petition Liabilities) (Details) - Predecessor - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Dec. 31, 2015
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Adequate Protection Interest Paid-Accrued, Amount Excluded Related To Terminated Natural Gas Hedging Positions And Interest Rate Swaps	$ 47	$ 60
Contractual interest on debt classified as LSTC	1,570	2,070
Adequate protection amounts paid/accrued	930	1,173
Contractual interest on debt classified as LSTC not paid/accrued	$ 640	$ 897
Adequate Protection Interest Expense [Member]
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Adequate Protection Paid Or Accrued, Weighted Average Interest Rate	4.95%	4.69%